Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,623,000.00
Previously Paid Amount	0.00
Total Fee Amount	500.34
Total Offset Amount	0.00
Net Fee	500.34
Narrative - Max Aggregate Offering Price	$ 3,623,000.00
Final Prospectus	true